UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $166,876 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
India Hospitality Corp                          B40Z3X6GB     2565  7329575 SH       SOLE                  7329575        0        0
INDIA HOSPITALITY CORP                          B41S141GB      981  9810080 SH       SOLE                  9810080        0        0
BOEING CO                      COM              097023105     7854   145049 SH       SOLE                   145049        0        0
COSTCO WHSL CORP NEW           COM              22160K105     7917   140425 SH       SOLE                   140425        0        0
DELL INC                       COM              24702R101     8337   546327 SH       SOLE                   546327        0        0
EDISON INTL                    COM              281020107     4667   138975 SH       SOLE                   138975        0        0
ELECTRONIC ARTS INC            COM              285512109     7902   414824 SH       SOLE                   414824        0        0
EATON CORP                     COM              278058102     7752   136986 SH       SOLE                   136986        0        0
FEDEX CORP                     COM              31428X106     8001   106365 SH       SOLE                   106365        0        0
PENNEY J C INC                 COM              708160106     6125   181475 SH       SOLE                   181475        0        0
OMNICARE INC                   COM              681904108     8255   366550 SH       SOLE                   366550        0        0
PFIZER INC                     COM              717081103     7975   481871 SH       SOLE                   481871        0        0
SUPERVALU INC                  COM              868536103     7989   530465 SH       SOLE                   530465        0        0
SAFEWAY INC                    COM NEW          786514208     7990   405158 SH       SOLE                   405158        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8381   334707 SH       SOLE                   334707        0        0
WELLPOINT INC                  COM              94973V107     8306   175385 SH       SOLE                   175385        0        0
GLOBAL CONSUMER ACQST CORP     COM              378983100    52023  5308459 SH       SOLE                  5308459        0        0
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118     3856  5281595 SH       SOLE                  5281595        0        0